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March 31, 2003                                                       41541.00003


Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, DC  20549

Re:     Lebenthal Funds, Inc.
        Rule 497(j)
        (SEC Registration No. 33-36784)
        -------------------------------


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus contained in the post-effective amendment to the registration statement on Form N-1A for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 22, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on March 28, 2003, pursuant to Rule 485(b) (accession number 0001047469-03-010774).

Very truly yours,



/s/ Christopher J. Tafone
Christopher J. Tafone
of PAUL, HASTINGS, JANOFSKY & WALKER LLP